Consolidated Balance Sheets - USD ($)		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash		$ 5,699,106	$ 4,348,635
Restricted cash		172,369	669,525
Notes receivable		215,462	309,796
Accounts receivable, net		11,421,195	15,479,437
Prepaid expense – related parties		806,311
Due from related parties		370,000	154,083
Loans to third parties		740,000	47,997
Contract costs		2,999,411
Prepayments, deposits and other current assets, net		623,962	1,098,009
Total Current Assets		23,047,816	22,107,482
Property and equipment, net		6,564,640	4,707,112
Prepayments, deposits and other assets, net		759,397	865,498
Deferred tax assets		309,111	87,416
Total Assets		30,680,964	27,767,508
CURRENT LIABILITIES:
Bank loans		1,580,018	1,527,162
Notes payable			467,806
Accounts payable		19,773,556	16,231,682
Customer deposits		136,763	142,359
Deferred revenue		1,183,545	1,268,451
Salaries and benefits payable		1,219,584	836,558
Due to related party		6,538
Taxes payable		869,913	867,610
Total Current Liabilities		24,769,917	21,341,628
COMMITMENTS AND CONTINGENCIES
EQUITY:
Ordinary Shares, 0.00166667 par value; 30,000,000 shares authorized,8,967,748 and 6,905,248 shares issued and outstanding as of December 31, 2019 and 2018*		14,946	11,509
Shares subscription receivable	[1]		(11,509)
Additional Paid-in Capital		15,878,438	5,519,507
Retained earnings (accumulated deficit)		(9,980,835)	806,002
Accumulated other comprehensive (loss) income		(1,487)	100,371
Total Powerbridge Technologies Co., Ltd.’s Shareholders’ Equity		5,911,062	6,425,880
Non-controlling interest		(15)
Total Equity		5,911,047	6,425,880
Total Liabilities and Equity		$ 30,680,964	$ 27,767,508

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split on August 18, 2018 and February 10, 2019.